SEGMENTED INFORMATION	12 Months Ended
Feb. 29, 2016
SEGMENTED INFORMATION
SEGMENTED INFORMATION

18. SEGMENTED INFORMATION

        The Company operates in one operating segment–broadband wireless backhaul equipment.

        The following table presents total net book value of property and equipment, intangible assets and goodwill by geographic location:

	Year Ended
	February 29, 2016		February 28, 2015
	Amount	%	Amount	%
Canada	1,860	43%	2,017	12%
United States	—	0%	11,927	70%
Malaysia	1,492	34%	2,004	12%
Other	973	23%	1,095	6%

Total	4,325	100%	17,043	100%

        The Company analyzes its sales according to geographic region and targets product development and sales strategies by region. The following table presents total revenues by geographic location through direct and indirect sales and through its Original Equipment Manufacturer (OEM) partner, Nokia:

	Year Ended February 29, 2016				Year Ended February 28, 2015
	Direct & Indirect Sales	OEM Sales through Nokia	Total	% of total revenue	Direct & Indirect Sales	OEM Sales through Nokia	Total	% of total revenue
Canada	2,255	—	2,255	3%	4,358	—	4,358	3%
Europe, Middle East & Africa	6,753	31,109	37,862	44%	12,554	61,467	74,021	47%
India	13,993	3,787	17,780	21%	26,291	10,854	37,145	24%
United States	19,577	19	19,596	23%	23,451	—	23,451	15%
Rest of World	6,095	2,707	8,802	9%	6,825	11,966	18,791	11%

	48,673	37,622	86,295	100%	73,479	84,287	157,766	100%

        The Company has shown revenue by the customers' purchasing entities' geographic location, except in cases where the geographic location of the product deployment is explicitly known.

        During each of the periods presented, revenue is comprised of:

	For the year ended
	February 29, 2016		February 28, 2015
	Amount	%	Amount	%
Product Sales	71,393	83%	150,432	95%
Services	14,902	17%	7,334	5%

Total Revenue	86,295	100%	157,766	100%